U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

--------------------------------------------------------------------------------
1.        Name and address of issuer: Massachusetts Investors Trust
                                      c/o Legal Department
                                      500 Boylston Street
                                      Boston, MA  02116

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of the
          issuer, check the box but do not list series or classes):   X

--------------------------------------------------------------------------------
3.        Investment Company Act File Number:   811-203
          Securities Act File Number:           2-11401

--------------------------------------------------------------------------------
4(a).     Last day of fiscal year for which this notice is filed:
          December 31, 2002

--------------------------------------------------------------------------------
4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

          NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

--------------------------------------------------------------------------------
4(c). Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------
5.        Calculation of registration fee:

    (i)   Aggregate sale price of securities sold               $ 5,438,037,898
          during the fiscal year pursuant to                    ________________
          section 24(f):

   (ii)   Aggregate price of securities redeemed                $ 7,100,481,610
          or repurchased during the fiscal year:                ________________

  (iii)   Aggregate price of securities redeemed or             $ 1,926,449,087
          repurchased during any prior fiscal year              ________________
          ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:

   (iv)   Total available redemption credits [add Items         $ 9,026,930,697
          5(ii) and 5(iii)]:                                    ________________

    (v)   Net sales-if  Item 5(i) is greater than Item 5(iv)    $
          [subtract  Item 5(iv)from Item5(i)]:                  ________________

   (vi)   Redemption credits available for use in future        $(3,588,892,799)
          years -if Item 5(i) is less than item 5(iv)[subtract ________________ Item5(iv) from Item 5(i)]:

  (vii)   Multiplier for determining registration fee          x    0.0000809
          (See Instruction C.9):                                _______________

 (viii)   Registration fee due [multiply item 5(v) by Item     =$          0
          5 (vii)] (enter "0" if no fee is due):                _______________

--------------------------------------------------------------------------------
6.        Prepaid Shares

          If the response to Item 5(i) was determined by deducting
          an amount of securities that were registered  under the
          Securities  Act of 1993  pursuant  to rule  24e-2 as in
          effect before  October 11, 1997,  then report the amount
          of securities (number of shares or other units) deducted
          here:  If  there is a number  of  shares or other units
          that were registered  pursuant to rule 24e-2  remaining
          unsold at the end of the fiscal year for which this form
          is filed that are  available  for use by the  issuer in
          future fiscal years, then state that number here:       ______________

--------------------------------------------------------------------------------

7.        Interest due - if this Form is being filed more than 90
          days after the end of the issuer's fiscal year
          (see Instruction D):                                   +$_____________

--------------------------------------------------------------------------------
8.        Total of the amount of the registration fee due plus   =$
          any interest due [line 5(viii) plus line 7]:            ______________

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
          Method of Delivery -

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)*/s/ JAMES R. BORDEWICK, JR., ASSISTANT SECRETARY AND
                                ASSISTANT CLERK
--------------------------------------------------------------------------------
                              James R. Bordewick, Jr., Assistant Secretary and
                                Assistant Clerk

--------------------------------------------------------------------------------

Date: March 25, 2003
--------------------------------------------------------------------------------

*Please print the name and title of the signing officer below the signature.
--------------------------------------------------------------------------------








                                        March 25, 2003


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re:  Rule 24f-2  Notice  for  Massachusetts  Investors  Trust  (File  Nos.:
          811-203; 2-11401)

Ladies and Gentlemen:

     Enclosed on behalf of the Trust for filing pursuant to Rule 24f-2(a) under the Investment Company Act of 1940 is one copy of the Trust's Rule 24f-2 Notice with respect to its fiscal year end of December 31, 2002. No Fee is payable under Rule 24f-2 in connection with this filing.

     Please contact me collect at 617-954-5180 should you have any questions concerning this Notice.

                                        Very truly yours,




                                        ANNAMARIE D'ANGELO
                                        Annamarie D'Angelo
                                        Vice President & Legal Operations
                                          Manager

Enclosure